Consolidated Investment Entities	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Consolidated Investment Entities [Abstract]
Consolidated Investment Entities
Consolidated Investment Entities

The Company provides investment management services to and has transactions with, various collateralized loan obligations, private equity funds, single strategy hedge funds, insurance entities, securitizations and other investment entities in the normal course of business. In certain instances, the Company serves as the investment manager, making day-to-day investment decisions concerning the assets of these entities. These entities are considered to be either VIEs or VOEs and the Company evaluates its involvement with each entity to determine whether consolidation is required.

Certain investment entities are consolidated under VIE or VOE consolidation guidance. The Company consolidates entities under the VIE guidance when it is determined that the Company is the primary beneficiary of these entities. The Company consolidates certain entities under the VOE guidance when it acts as the controlling general partner and the limited partners have no substantive rights to impact ongoing governance and operating activities.

With the exception of guarantees issued by the Company in relation to collateral support for reinsurance contracts, the Company has no right to the benefits from, nor does it bear the risks associated with these investments beyond the Company’s direct equity and debt investments in and management fees generated from these investment products. Such direct investments amounted to approximately $606.9 and $600.0 as of March 31, 2013 and December 31, 2012, respectively. If the Company were to liquidate, the assets held by consolidated investment entities would not be available to the general creditors of the Company as a result of the liquidation.

Consolidated Investments

Collateral Loan Obligations ("CLO") Entities

Certain subsidiaries of the Company structure and manage CLO entities created for the sole purpose of offering investors various maturity and risk characteristics by issuing multiple tranches of collateralized debt. The notes issued by the CLO entities are backed by diversified portfolios consisting primarily of senior secured floating rate leveraged loans.

The Company provides collateral management services to the CLO entities. In return for providing management services, the Company earns investment management fees and contingent performance fees. The Company has invested in certain of the entities, generally taking an ownership position in the unrated junior subordinated tranches. The CLO entities are structured and managed similarly but have differing fee structures and initial capital investments made by the Company. The Company’s ownership interests and management and contingent performance fees were assessed to determine if the Company is the primary beneficiary of these entities.

As of March 31, 2013 and December 31, 2012, the Company consolidated 10 CLOs and 9 CLOs, respectively.

Private Equity Funds and Single Strategy Hedge Funds (Limited Partnerships)

The Company invests in and manages various limited partnerships, including private equity funds and single strategy hedge funds. The Company, as a general partner or managing member of certain sponsored investment funds, is generally presumed to control the limited partnerships unless the limited partners have the substantive ability to remove the general partner without cause based upon a simple majority vote, or can otherwise dissolve the partnership, or have substantive participating rights over decision-making of the partnerships.

As of March 31, 2013 and December 31, 2012, the Company consolidated 35 funds, which were structured as partnerships.

The following table summarizes the components of the consolidated investment entities, excluding collateral support for certain reinsurance contracts, as of the dates indicated:

	March 31, 2013	December 31, 2012
Assets of Consolidated Investment Entities
VIEs - CLO entities:
Cash and cash equivalents	$1,000.9	$360.6
Corporate loans, at fair value using the fair value option	4,043.1	3,559.3
Total CLO entities	5,044.0	3,919.9
VOEs - Private equity funds and single strategy hedge funds:
Cash and cash equivalents	53.9	80.2
Limited partnerships/corporations, at fair value	2,980.7	2,931.2
Other assets	31.2	34.3
Total investment funds	3,065.8	3,045.7
Total assets of consolidated investment entities	$8,109.8	$6,965.6

Liabilities of Consolidated Investment Entities
VIEs - CLO entities:
CLO notes, at fair value using the fair value option	$4,448.1	$3,829.4
Other liabilities	510.9	—
Total CLO entities	4,959.0	3,829.4
VOEs - Private equity funds and single strategy hedge funds:
Other liabilities	293.8	292.4
Total investment funds	293.8	292.4
Total liabilities of consolidated investment entities	$5,252.8	$4,121.8

Fair Value Measurement

Upon consolidation of CLO entities, the Company elected to apply the FVO for financial assets and financial liabilities held by these entities and continued to measure these assets (primarily corporate loans) and liabilities (debt obligations issued by CLO entities) at fair value in subsequent periods. The Company has elected the FVO to more closely align its accounting with the economics of its transactions and allows the Company to more effectively align changes in the fair value of CLO assets with a commensurate change in the fair value of CLO liabilities.

Investments held by consolidated private equity funds and single strategy hedge funds are measured and reported at fair value in the Company's Condensed Consolidated Financial Statements. Changes in the fair value of consolidated investment entities are recorded as a separate line item within Income (loss) related to consolidated investment entities in the Company’s Condensed Consolidated Statements of Operations.

The methodology for measuring the fair value and fair value hierarchy classification of financial assets and liabilities of consolidated investment entities is consistent with the methodology and fair value hierarchy rules applied by the Company to its investment portfolio. Refer to the Fair Value Measurement section of the Business, Basis of Presentation and Significant Policies Note included in the Consolidated Financial Statements in the Company's Prospectus.

As discussed in more detail below, the Company utilizes valuations obtained from third-party commercial pricing services, brokers and investment sponsors or third-party administrators that supply NAV (or its equivalent) per share used as a practical expedient. The valuations obtained from brokers and third-party commercial pricing services are non-binding. These valuations are reviewed on a monthly or quarterly basis (dependent on the type of fund or product).  Procedures include, but are not limited to, a review of underlying fund investor reports, review of top and worst performing funds requiring further scrutiny, review of variance from prior periods and review of variance from benchmarks, where applicable.  In addition, the Company considers both macro and fund specific events which may impact the latest NAV supplied and determines if further adjustments of value should be made. Such changes, if any, are subject to senior management review.

When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3. Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

Cash and Cash Equivalents

The carrying amounts for cash reflect the assets’ fair values. The fair value for cash equivalents is determined based on quoted market prices. These assets are classified as Level 1.

VIEs - CLO Entities

Corporate loans - Corporate loan investments, which comprise the majority of consolidated CLO portfolio collateral, are senior secured corporate loans from a variety of industries, including, but not limited to, the aerospace and defense, broadcasting, technology, utilities, household products, healthcare, oil and gas and finance industries. Corporate loans mature at various dates between 2013 and 2022, pay interest at LIBOR or PRIME plus a spread of up to 10.0% and typically range in credit rating categories from AA+ down to unrated. As of March 31, 2013 and December 31, 2012, the unpaid principal balance exceeded the fair value of the corporate loans by approximately $2.7 and $26.9, respectively. Less than 1% of the collateral assets are in default as of March 31, 2013 and December 31, 2012.

The fair values for corporate loans are determined using independent commercial pricing services. Fair value measurement based on pricing services may be classified in Level 2 or Level 3 depending on the type, complexity, observability and liquidity of the asset being measured. The inputs used by independent commercial pricing services, such as benchmark yields and credit risk adjustments, are those that are derived principally from or corroborated by observable market data. Hence, the fair value measurement of corporate loans priced by independent pricing service providers is classified within Level 2 of the fair value hierarchy.

CLO notes - The CLO notes are backed by a diversified loan portfolio consisting primarily of senior secured floating rate leveraged loans. Repayment risk is segmented into tranches with credit ratings of these tranches reflecting both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it. The most subordinated tranche bears the first loss and receives the residual payments, if any.  The interest rates are generally variable rates based on LIBOR plus a pre-defined spread, which varies from 0.22% for the more senior tranches to 7.00% for the more subordinated tranches. CLO notes mature at various dates between 2020 and 2024 and have a weighted average maturity of 9.1 years. The outstanding balance on the notes issued by consolidated CLOs exceeds their fair value by approximately $98.7 and $99.6 as of March 31, 2013 and December 31, 2012, respectively. The investors in this debt are not affiliated with the Company and have no recourse to the general credit of the Company for this debt.

The fair values of the CLO notes including subordinated tranches in which the Company retains an ownership interest are obtained from a third-party commercial pricing service. The service combines the modeling of projected cash flow activity and the calibration of modeled results with transactions that have taken place in the specific debt issue as well as debt issues with similar characteristics. Several of the more significant inputs to the models including default rate, recovery rate, prepayment rate and discount margin, are determined primarily based on the nature of the investments in the underlying collateral pools and cannot be corroborated by observable market data. Accordingly, CLO notes are classified within Level 3 of the fair value hierarchy.

The Company reviews the detailed prices including comparisons to prior periods for reasonableness. The Company utilizes a formal pricing challenge process to request a review of any price during which time the vendor examines its assumptions and relevant market inputs to determine if a price change is warranted.

Other liabilities - On March 28, 2013, the Company launched a CLO backed by a diversified portfolio consisting mostly of senior secured floating rate leveraged loans. As of March 31, 2013, investment totaling $510.9 were purchased and the value of these loans are carried at fair value on the Condensed Consolidated Balance Sheets within Assets related to consolidated investment entities. Based on anticipated settlement in April 2013, the corresponding securities payable is reflected within Liabilities related to consolidated investment entities.

The following table presents significant unobservable inputs for Level 3 fair value measurements as of March 31, 2013:

Assets and Liabilities	Fair Value	Valuation Technique	Unobservable Inputs
CLO Notes	$4,448.1	Discounted Cash Flow	Default Rate
			Recovery Rate
			Prepayment Rate
			Discount Margin

The following narrative indicates the sensitivity of inputs:

•
Default Rate: An increase (decrease) in the expected default rate would likely increase (decrease) the discount margin (increase risk premium) used to value the CLO notes and, as a result, would potentially decrease the value of the CLO notes; however, if an increase in the expected default rates does not have a subsequent change in the discount margin used to value the CLO notes, then an increase in default rate would potentially increase the value of the CLO notes as the expected weighted average life ("WAL") of the CLO notes would decrease.

•	Recovery rate: A decrease (increase) in the expected recovery of defaulted assets would potentially decrease (increase) the valuation of CLO notes.

•	Prepayment Rate: A decrease (increase) in the expected rate of collateral prepayments would potentially decrease (increase) the valuation of CLO notes as the expected WAL would increase.

•	Discount Margin (spread over LIBOR): An increase (decrease) in the discount margin used to value the CLO notes would decrease (increase) the value of the CLO notes.

VOEs - Private Equity Funds and Single Strategy Hedge Funds

Limited partnerships, at fair value, primarily represent the Company's investments in private equity funds and single strategy hedge funds. The fair value for these investments is estimated based on the NAV from the latest financial statements of these funds, provided by the fund's investment manager or third-party administrator. Investments in these funds typically may not be fully redeemed at NAV within 90 days because of inherent restrictions on near-term redemptions. Therefore, these investments are classified within Level 3 of the fair value hierarchy.

These consolidated investments are mostly private equity funds spread across 35 limited partnerships that focus on the primary or secondary market. The limited partnerships invest in private equity funds and, at times, make strategic co-investments directly into private equity companies, including, but not limited to, buyout, venture capital, distressed and mezzanine.

Private Equity Funds
As prescribed in ASC Topic 820, the unit of account for these investments is the interest in the investee fund.  The Company owns an undivided interest in the fund portfolio and does not have the ability to dispose of individual assets and liabilities in the fund portfolio. Rather, the Company would be required to redeem or dispose of its entire interest in the investee fund. There is no current active market for interests in underlying private equity funds.

Valuation is generally based on the valuations provided by the fund's general partner or investment manager. The valuations typically reflect the fair value of the Company's capital account balance of each fund investment, including unrealized capital gains (losses), as reported in the financial statements of the respective investee fund as of the respective year end or the latest available date. In circumstances where fair values are not provided, the Company seeks to determine the fair value of fund investments based upon other information provided by the fund's general partner or investment manager or from other sources.

The fair value of securities received in-kind from fund investments is determined based on the restrictions around the securities.

•	Unrestricted, publicly traded securities are valued at the closing public market price on the reporting date;

•	Restricted, publicly traded securities may be valued at a discount from the closing public market price on the reporting date, depending on the circumstances; and

•
Privately held securities are valued by the directors/general partner of the investee fund, based on a variety of factors, including the price of recent transactions in the company's securities and the company's earnings, revenue and book value.

As of March 31, 2013 and December 31, 2012, certain private equity funds maintained revolving lines of credit of $325.3, which renew annually and bear interest at LIBOR/EURIBOR plus 235-250 bps.  The lines of credit are used for funding transactions before capital is called from investors, as well as for the financing of certain purchases.  The private equity funds generally may borrow an amount that does not exceed the lessor of a certain percentage of the funds' undrawn commitments or undrawn commitments plus 350% asset coverage from the invested assets of the funds.  As of March 31, 2013 and December 31, 2012, outstanding borrowings amount to $288.4. The borrowings are reflected in Liabilities related to consolidated investment entities - other liabilities on the Condensed Consolidated Balance Sheets. The borrowings are carried at an amount equal to the unpaid principal balance.

Private Equity Companies
In the case of direct investments or co-investments in private equity companies, the Company initially recognizes investments at cost and subsequently adjusts investments to fair value. On a quarterly basis, the Company reviews the general partner or lead investor's valuation of the investee company, taking into account other available information, such as indications of a market value through subsequent issues of capital or transactions between third-parties, performance of the investee company during the period and public, comparable companies' analysis, where appropriate.

The fair value hierarchy levels of consolidated investment entities as of March 31, 2013 are presented in the table below:

	Level 1	Level 2	Level 3	Fair Value Measurements
Assets
VIEs - CLO entities:
Cash and cash equivalents	$1,000.9	$—	$—	$1,000.9
Corporate loans, at fair value using the fair value option	—	4,043.1	—	4,043.1
VOEs - Private equity funds and single strategy hedge funds:
Cash and cash equivalents	53.9	—	—	53.9
Limited partnerships/corporations, at fair value	—	—	2,980.7	2,980.7
Total assets, at fair value	$1,054.8	$4,043.1	$2,980.7	$8,078.6
Liabilities
VIEs - CLO entities:
CLO notes, at fair value using the fair value option	$—	$—	$4,448.1	$4,448.1
Total liabilities, at fair value	$—	$—	$4,448.1	$4,448.1

The fair value hierarchy levels of consolidated investment entities as of December 31, 2012 are presented in the table below:

	Level 1	Level 2	Level 3	Fair Value Measurements
Assets
VIEs - CLO entities:
Cash and cash equivalents	$360.6	$—	$—	$360.6
Corporate loans, at fair value using the fair value option	—	3,559.3	—	3,559.3
VOEs - Private equity funds and single strategy hedge funds:
Cash and cash equivalents	80.2	—	—	80.2
Limited partnerships/corporations, at fair value	—	—	2,931.2	2,931.2
Total assets, at fair value	$440.8	$3,559.3	$2,931.2	$6,931.3
Liabilities
VIEs - CLO entities:
CLO notes, at fair value using the fair value option	$—	$—	$3,829.4	$3,829.4
Total liabilities, at fair value	$—	$—	$3,829.4	$3,829.4

Level 3 assets primarily include investments in private equity funds and single strategy hedge funds held by the consolidated VOEs, while the Level 3 liabilities consist of CLO notes. Transfers of investments out of Level 3 and into Level 2 or Level 1, if any, are recorded as of the beginning of the period in which the transfer occurred. During the three months ended March 31, 2013 and 2012, there were no transfers in or out of Level 3, or transfers between Level 1 and Level 2.

The reconciliation of the beginning and ending fair value measurements for Level 3 assets and liabilities using significant unobservable inputs for the three months ended March 31, 2013:

	Beginning Balance January 1	Purchases	Sales	Gains (Losses) Included in the Condensed Consolidated Statement of Operations	Ending Balance March 31
Assets
VOEs - Private equity funds and single strategy hedge funds:
Limited partnerships/corporations, at fair value	$2,931.2	$65.9	$(0.6)	$(15.8)	$2,980.7
Total assets, at fair value	$2,931.2	$65.9	$(0.6)	$(15.8)	$2,980.7
Liabilities
VIEs - CLO entities:
CLO notes, at fair value using the fair value option	$(3,829.4)	$(612.9)	$0.9	$(6.7)	$(4,448.1)
Total liabilities, at fair value	$(3,829.4)	$(612.9)	$0.9	$(6.7)	$(4,448.1)

The reconciliation of the beginning and ending fair value measurements for Level 3 assets and liabilities using significant unobservable inputs for the three months ended March 31, 2012 is presented in the table below:

	Beginning Balance January 1	Purchases	Sales	Gains (Losses) Included in the Condensed Consolidated Statement of Operations	Ending Balance March 31
Assets
VOEs - Private equity funds and single strategy hedge funds:
Limited partnerships/corporations, at fair value	$2,860.3	$100.9	$(17.0)	$6.4	$2,950.6
Total assets, at fair value	$2,860.3	$100.9	$(17.0)	$6.4	$2,950.6
Liabilities
VIEs - CLO entities:
CLO notes, at fair value using the fair value option	$(2,057.1)	$(362.0)	$0.5	$(73.1)	$(2,491.7)
Total liabilities, at fair value	$(2,057.1)	$(362.0)	$0.5	$(73.1)	$(2,491.7)

Deconsolidation of Certain Investment Entities

During the three months ended March 31, 2013 and 2012, the Company did not deconsolidate any investment entities.

Nonconsolidated VIEs

CLO Entities

In addition to the consolidated CLO entities, the Company also holds variable interest in certain CLO entities which are not consolidated as it has been determined that the Company is not the primary beneficiary. With these CLO entities, the Company serves as the investment manager and receives investment management fees and contingent performance fees. Generally, the Company does not hold any interest in the nonconsolidated CLO entities. The Company has never provided, and is not obligated to provide, any financial or other support to these entities.

The Company will review its assumptions on a periodic basis to determine if conditions have changed such that the projection of these contingent fees becomes significant enough to reconsider the Company's consolidation status as variable interest holder. As of March 31, 2013 and December 31, 2012, the Company did not hold any ownership interests in these unconsolidated CLOs.

The following table presents the carrying amounts of total assets and liabilities of the VIEs in which the Company has concluded that it holds a variable interest, but is not the primary beneficiary as of the dates indicated. The Company determines its maximum exposure to loss to be: (i) the amount invested in the debt or equity of the VIE and (ii) other commitments and guarantees to the VIE.

	March 31, 2013	December 31, 2012
Carrying amount	$—	$—
Maximum exposure to loss	—	—
Assets of nonconsolidated investment entities	1,779.4	1,792.2
Liabilities of nonconsolidated investment entities	1,770.3	1,772.9

Investment Funds

The Company manages or holds investments in certain private equity funds and single strategy hedge funds. With these entities, the Company serves as the investment manager and is entitled to receive investment management fees and contingent performance fees that are generally expected to be insignificant. Although the Company has the power to direct the activities that significantly impact the economic performance of the funds, it does not hold a significant variable interest in any of these funds and, as such, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Accordingly, the Company is not considered the primary beneficiary and did not consolidate any of these investment funds.

In addition, the Company does not consolidate the funds, in which its involvement takes a form of a limited partner interest and is restricted to a role of a passive investor, as a limited partner's interest does not provide the Company with any substantive kick-out or participating rights, which would overcome the presumption of control by the general partner.

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer, or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Fair Value Measurements Note to these Condensed Consolidated Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS which are accounted for under the FVO whose change in fair value is reflected in Other net realized gains (losses) in the Condensed Consolidated Statements of Operations. The Company’s maximum exposure to loss on these structured investments is limited to the amount of its investment. Refer to the Investments (excluding Consolidated Investment Entities) Note of these Condensed Consolidated Financial Statements for details regarding the carrying amounts and classifications of these assets.

Consolidated Investment Entities

The Company provides investment management services to and has transactions with, various collateralized loan obligations, private equity funds, single strategy hedge funds, insurance entities, securitizations and other investment entities in the normal course of business. In certain instances, the Company serves as the investment manager, making day-to-day investment decisions concerning the assets of these entities. These entities are considered to be either VIEs or VOEs and the Company evaluates its involvement with each entity to determine whether consolidation is required.

Certain investment entities are consolidated under VIE or VOE consolidation guidance. The Company consolidates entities under the VIE guidance when it is determined that the Company is the primary beneficiary of these entities. The Company consolidates certain entities under the VOE guidance when it acts as the controlling general partner and the limited partners have no substantive rights to impact ongoing governance and operating activities.

With the exception of guarantees issued by the Company in relation to collateral support for reinsurance contracts, the Company has no right to the benefits from, nor does it bear the risks associated with these investments beyond the Company’s direct equity and debt investments in and management fees generated from these investment products. Such direct investments amounted to approximately $600.0 and $1.2 billion as of December 31, 2012 and 2011, respectively. If the Company were to liquidate, the assets held by consolidated investment entities would not be available to the general creditors of the Company as a result.

Consolidated Investments

Collateral Loan Obligations ("CLO") Entities

Certain subsidiaries of the Company structure and manage CLO entities created for the sole purpose of offering investors various maturity and risk characteristics by issuing multiple tranches of collateralized debt. The notes issued by the CLO entities are backed by diversified portfolios consisting primarily of senior secured floating rate leveraged loans.

The Company provides collateral management services to the CLO entities. In return for providing management services, the Company earns investment management fees and contingent performance fees. The Company has invested in certain of the entities, generally taking an ownership position in the unrated junior subordinated tranches. The CLO entities are structured and managed similarly but have differing fee structures and initial capital investments made by the Company. The Company’s ownership interests and management and contingent performance fees were assessed to determine if the Company is the primary beneficiary of these entities.

As of December 31, 2012 and 2011, the Company consolidated 9 CLOs and 5 CLOs, respectively.

Private Equity Funds and Single Strategy Hedge Funds (Limited Partnerships)

The Company invests in and manages various limited partnerships, including private equity funds and single strategy hedge funds. The Company, as a general partner or managing member of certain sponsored investment funds, is generally presumed to control the limited partnerships unless the limited partners have the substantive ability to remove the general partner without cause based upon a simple majority vote, or can otherwise dissolve the partnership, or have substantive participating rights over decision-making of the partnerships.

On June 4, 2012, certain insurance subsidiaries of the Company entered into an agreement to sell certain general account private equity limited partnership investment interest holdings with a carrying value of $812.2 as of March 31, 2012 included in Assets related to consolidated investment entities to a group of private equity funds that are managed by Pomona Management LLC, also a subsidiary of the Company.  The transaction resulted in a net pre-tax loss of $91.9 in the second quarter of 2012.  The transaction closed in two tranches with the first tranche closed on June 29, 2012 and the second tranche closed on October 29, 2012.  No additional loss was incurred on the second tranche since the fair value of the alternative investments was reduced to the agreed upon sales price as of June 30, 2012.

As of December 31, 2012 and 2011, the Company consolidated 34 funds and 27 funds, respectively, which were structured as partnerships.

Collateral Support for Reinsurance Contracts

Beginning in December 2009, the Company entered into various guarantee agreements involving Karson Capital Limited (“Karson”). Karson is an unaffiliated company that provides collateral alternatives to letters of credit for reinsurance transactions. Karson established the KCL Master Trust (“Master Trust” or “Borrower”), which is a Delaware statutory series trust. The Master Trust enters into securities lending agreements as borrower with various affiliated and unaffiliated banks (“Securities Lenders”) as lenders. Fair value of the loaned securities was $2.8 billion and $2.7 billion as of December 31, 2012 and 2011, respectively, including securities with a fair value of $825.0 as of December 31, 2012 and 2011 provided by ING Bank.

Collateral notes backed by the borrowed securities, with a face value of $2.8 billion and $2.7 billion as of December 31, 2012 and 2011, respectively, were issued by the Master Trust and placed in reinsurance trusts established for the benefit of the Company’s insurance subsidiaries, which are eliminated in the Company’s Consolidated Financial Statements.

The Company has provided certain guarantees of the Borrower’s performance obligations to the Securities Lenders as collateral for the Borrower’s obligations under the securities lending agreements. Additional collateral in the form of letters of credit or similar liquidity obligations have been provided by banks for $2.8 billion and $2.7 billion for the years ended December 31, 2012 and 2011, respectively, including $825.0 and $1.2 billion provided by ING Bank. The Company pays the securities lending and LOC fees directly to affiliated and unaffiliated banks. See the Related Parties Transactions note to these Consolidated Financial Statements for further details.

The Master Trust sponsored by Karson has minimal equity, and therefore falls under the VIE model. The Company holds variable interests in this VIE relating to the guarantees of the obligations under the securities lending agreements. The Company considered its implicit and explicit financial responsibility to ensure that the Master Trust operates as designed and, thus, determined that the Company has the implied power to direct the activities that most significantly impact the Master Trust’s economic performance under the VIE model. The Company also determined it has the obligation to absorb losses under the securities lending guarantees. Based on these conclusions the Company determined it is the primary beneficiary under the VIE model and should consolidate the Master Trust.

Following the Company’s review of the Master Trust assets, liabilities, revenues, and expenses, a determination was made that although the VIE is subject to consolidation, the securities lending arrangements were not subject to consolidation since the Borrower is not required to recognize borrowed securities on its balance sheet. The obligation to return borrowed securities is only recorded if the securities are sold by the borrower; otherwise, the borrowed securities are just disclosed in the financial statements. The Master Trust reported no other assets, liabilities, revenues, or expenses.

The following table summarizes the components of the consolidated investment entities, excluding collateral support for certain reinsurance contracts, as of December 31, 2012 and 2011:

	2012	2011
Assets of Consolidated Investment Entities
VIEs - CLO entities:
Cash and cash equivalents	$360.6	$98.3
Corporate loans, at fair value using the fair value option	3,559.3	2,162.9
Total CLO entities	3,919.9	2,261.2
VOEs - Private equity funds and single strategy hedge funds:
Cash and cash equivalents	80.2	38.7
Limited partnerships/corporations, at fair value	2,931.2	2,860.3
Other assets	34.3	15.5
Total investment funds	3,045.7	2,914.5
Total assets of consolidated investment entities	$6,965.6	$5,175.7

Liabilities of Consolidated Investment Entities
VIEs - CLO entities:
CLO notes, at fair value using the fair value option	$3,829.4	$2,057.1
Total CLO entities	3,829.4	2,057.1
VOEs - Private equity funds and single strategy hedge funds:
Other liabilities	292.4	199.5
Total investment funds	292.4	199.5
Total liabilities of consolidated investment entities	$4,121.8	$2,256.6

The following tables reflect the impact of consolidation of investment entities into the Consolidated Balance Sheets as of December 31, 2012 and 2011, and the Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010:

	Before Consolidation(1)	CLOs	VOEs	CLOs Adjustments(2)	VOEs Adjustments(2)	Total
2012
Total investments and cash	$97,925.5	$—	$—	$(84.1)	$(567.0)	$97,274.4
Other assets	14,486.8	—	—	—	—	14,486.8
Assets held in consolidated investment entities	—	3,919.9	2,999.4	—	46.3	6,965.6
Assets held in separate accounts	97,667.4	—	—	—	—	97,667.4
Total assets	$210,079.7	$3,919.9	$2,999.4	$(84.1)	$(520.7)	$216,394.2

Future policy benefits and contract owner account balances	$86,055.7	$—	$—	$—	$—	$86,055.7
Other liabilities	12,488.1	—	—	—	—	12,488.1
Liabilities held in consolidated investment entities	—	3,913.5	292.4	(84.1)	—	4,121.8
Liabilities related to separate accounts	97,667.4	—	—	—	—	97,667.4
Total liabilities	196,211.2	3,913.5	292.4	(84.1)	—	200,333.0
Equity attributable to common shareholders	13,868.5	—	2,707.0	—	(2,707.0)	13,868.5
Retained earnings appropriated for investors in consolidated investment entities	—	6.4	—	—	—	6.4
Equity attributable to noncontrolling interest in consolidated investment entities	—	—	—	—	2,186.3	2,186.3
Total liabilities and equity	$210,079.7	$3,919.9	$2,999.4	$(84.1)	$(520.7)	$216,394.2
(1) The Before Consolidation column includes the Company's equity interest in the investment products subsequently consolidated, accounted for as equity method and available-for-sale investments.
(2)Adjustments include the elimination of intercompany transactions between the Company and its consolidated investment entities, primarily the elimination of the Company's equity at risk recorded as investments by the Company (before consolidation) against either equity (private equity and real estate partnership funds) or senior and subordinated debt (CLOs) of the funds.

	Before Consolidation(1)	CLOs	VOEs	CLOs Adjustments(2)	VOEs Adjustments(2)	Total
2011
Total investments and cash	$94,677.6	$—	$—	$(77.6)	$(1,142.8)	$93,457.2
Other assets	16,225.4	—	—	—	—	16,225.4
Assets held in consolidated investment entities	—	2,261.2	2,914.5	—	—	5,175.7
Assets held in separate accounts	88,714.5	—	—	—	—	88,714.5
Total assets	$199,617.5	$2,261.2	$2,914.5	$(77.6)	$(1,142.8)	$203,572.8

Future policy benefits and contract owner account balances	$88,358.4	$—	$—	$—	$—	$88,358.4
Other liabilities	10,317.2	—	—	—	—	10,317.2
Liabilities held in consolidated investment entities	—	2,134.7	199.5	(77.6)	—	2,256.6
Liabilities related to separate accounts	88,714.5	—	—	—	—	88,714.5
Total liabilities	187,390.1	2,134.7	199.5	(77.6)	—	189,646.7
Equity attributable to common shareholders	12,227.4	—	2,715.0	—	(2,715.0)	12,227.4
Retained earnings appropriated for investors in consolidated investment entities	—	126.5	—	—	—	126.5
Equity attributable to noncontrolling interest in consolidated investment entities	—	—	—	—	1,572.2	1,572.2
Total liabilities and equity	$199,617.5	$2,261.2	$2,914.5	$(77.6)	$(1,142.8)	$203,572.8
(1) The Before Consolidation column includes the Company's equity interest in the investment products subsequently consolidated, accounted for as equity method and available-for-sale investments.
(2)Adjustments include the elimination of intercompany transactions between the Company and its consolidated investment entities, primarily the elimination of the Company's equity at risk recorded as investments by the Company (before consolidation) against either equity (private equity and real estate partnership funds) or senior and subordinated debt (CLOs) of the funds.

	Before Consolidation(1)	CLOs	VOEs	CLOs Adjustments(2)	VOEs Adjustments(2)	Total
2012
Revenues:
Net investment income	$4,830.0	$0.5	$—	$(20.7)	$(111.9)	$4,697.9
Fee income	3,565.6	—	—	(14.4)	(35.8)	3,515.4
Premiums	1,861.1	—	—	—	—	1,861.1
Net realized capital losses	(1,280.8)	—	—	—	—	(1,280.8)
Other income	384.5	—	—	(6.0)	—	378.5
Income related to consolidated investment entities	—	21.5	415.1	6.6	—	443.2
Total revenues	9,360.4	22.0	415.1	(34.5)	(147.7)	9,615.3
Benefits and expenses:
Policyholder benefits and Interest credited and other benefits to contract owners	4,861.6	—	—	—	—	4,861.6
Other expense	4,031.0	—	—	—	—	4,031.0
Operating expenses related to consolidated investment entities	—	142.1	44.9	(34.5)	(35.8)	116.7
Total benefits and expenses	8,892.6	142.1	44.9	(34.5)	(35.8)	9,009.3
Income (loss) income before income taxes	467.8	(120.1)	370.2	—	(111.9)	606.0
Income tax expense (benefit)	(5.2)	—	—	—	—	(5.2)
Net income (loss)	473.0	(120.1)	370.2	—	(111.9)	611.2
Less: Net income (loss) attributable to noncontrolling interest	—	(120.1)	—	—	258.3	138.2
Net income (loss) available to ING U.S., Inc.'s common shareholder	$473.0	$—	$370.2	$—	$(370.2)	$473.0
(1)The Before Consolidation column includes the Company's equity interest in the investment products accounted for as equity method (private equity and real estate partnership funds) and available-for-sale investments (CLOs). The net income arising from consolidation of CLOs is completely attributable to other investors in these CLOs, as the Company's share has been eliminated through consolidation.
(2)Adjustments include the elimination of intercompany transactions between the Company and its consolidated investment products, primarily the elimination of the Company's management fees expensed by the funds and recorded as operating revenues (before consolidation) by the Company.

	Before Consolidation(1)	CLOs	VOEs	CLOs Adjustments(2)	VOEs Adjustments(2)	Total
2011
Revenues:
Net investment income	$5,104.7	$—	$—	$(11.5)	$(124.4)	$4,968.8
Fee income	3,614.5	—	—	(10.9)	—	3,603.6
Premiums	1,770.0	—	—	—	—	1,770.0
Net realized capital losses	(1,531.4)	—	—	—	—	(1,531.4)
Other income	428.2	—	—	—	—	428.2
Income related to consolidated investment entities	—	41.0	438.6	—	—	479.6
Total revenues	9,386.0	41.0	438.6	(22.4)	(124.4)	9,718.8
Benefits and expenses:
Policyholder benefits and Interest credited and other benefits to contract owners	5,742.0	—	—	—	—	5,742.0
Other expense	3,557.1	—	—	—	—	3,557.1
Operating expenses related to consolidated investment entities	—	91.7	72.6	(22.4)	—	141.9
Total benefits and expenses	9,299.1	91.7	72.6	(22.4)	—	9,441.0
Income (loss) before income taxes	86.9	(50.7)	366.0	—	(124.4)	277.8
Income tax expense (benefit)	175.0	—	—	—	—	175.0
Net income (loss)	(88.1)	(50.7)	366.0	—	(124.4)	102.8
Less: Net income (loss) attributable to noncontrolling interest	—	(50.7)	—	—	241.6	190.9
Net income (loss) available to ING U.S., Inc.'s common shareholder	$(88.1)	$—	$366.0	$—	$(366.0)	$(88.1)
(1)The Before Consolidation column includes the Company's equity interest in the investment products accounted for as equity method (private equity and real estate partnership funds) and available-for-sale investments (CLOs). The net income arising from consolidation of CLOs is completely attributable to other investors in these CLOs, as the Company's share has been eliminated through consolidation.
(2)Adjustments include the elimination of intercompany transactions between the Company and its consolidated investment products, primarily the elimination of the Company's management fees expensed by the funds and recorded as operating revenues (before consolidation) by the Company.

	Before Consolidation(1)	CLOs(2)	VOEs	CLOs Adjustments(3)	VOEs Adjustments(3)	Total
2010
Revenues:
Net investment income	$5,085.0	$—	$—	$(7.3)	$(90.7)	$4,987.0
Fee income	3,526.5	—	—	(10.0)	—	3,516.5
Premiums	1,707.5	—	—	—	—	1,707.5
Net realized capital losses	(1,678.0)	—	—	—	—	(1,678.0)
Other income	547.0	—	—	—	—	547.0
Income related to consolidated investment entities	—	(52.1)	246.3	—	—	194.2
Total revenues	9,188.0	(52.1)	246.3	(17.3)	(90.7)	9,274.2
Benefits and expenses:
Policyholder benefits and Interest credited and other benefits to contract owners	5,027.3	—	—	—	—	5,027.3
Other expense	4,112.6	—	—	—	—	4,112.6
Operating expenses related to consolidated investment entities	—	67.9	45.9	(17.3)	—	96.5
Total benefits and expenses	9,139.9	67.9	45.9	(17.3)	—	9,236.4
Income (loss) income before income taxes	48.1	(120.0)	200.4	—	(90.7)	37.8
Income tax expense (benefit)	171.0	—	—	—	—	171.0
Net income (loss)	(122.9)	(120.0)	200.4	—	(90.7)	(133.2)
Less: Net income (loss) attributable to noncontrolling interest	—	(120.0)	—	—	109.7	(10.3)
Net income (loss) available to ING U.S., Inc.'s common shareholder	$(122.9)	$—	$200.4	$—	$(200.4)	$(122.9)
(1) The Before Consolidation column includes the Company's equity interest in the investment products accounted for as equity method (private equity and real estate partnership funds) and available-for-sale investments (CLOs). The net income arising from consolidation of CLOs is completely attributable to other investors in these CLOs, as the Company's share has been eliminated through consolidation.
(2) The Company adopted guidance now encompassed in ASC Topic 810 on January 1, 2010, resulting in the consolidation of certain CLOs. In accordance with the standard, prior periods have not been restated to reflect the consolidation of theses CLOs. Prior to January 1, 2010, the Company was not deemed to be the primary beneficiary of these CLOs.
(3) Adjustments include the elimination of intercompany transactions between the Company and its consolidated investment products, primarily the elimination of the Company's management fees expensed by the funds and recorded as operating revenues (before consolidation) by the Company.

Fair Value Measurement

Upon consolidation of CLO entities, the Company elected to apply the FVO for financial assets and financial liabilities held by these entities and continued to measure these assets (primarily corporate loans) and liabilities (debt obligations issued by CLO entities) at fair value in subsequent periods. The Company has elected the FVO to more closely align its accounting with the economics of its transactions and allows the Company to more effectively align changes in the fair value of CLO assets with a commensurate change in the fair value of CLO liabilities.

Investments held by consolidated private equity funds and single strategy hedge funds are measured and reported at fair value in the Company's Consolidated Financial Statements. Changes in the fair value of consolidated investment entities are recorded as a separate line item within Income related to Consolidated Investment Entities in the Company’s Consolidated Statements of Operations.

The methodology for measuring the fair value and fair value hierarchy classification of financial assets and liabilities of consolidated investment entities is consistent with the methodology and fair value hierarchy rules applied by the Company to its investment portfolio. Refer to the Fair Value Measurement section of the Business, Basis of Presentation and Significant Policies note included in these Consolidated Financial Statements.

As discussed in more detail below, the Company utilizes valuations obtained from third-party commercial pricing services, brokers and investment sponsors or third-party administrators that supply NAV (or its equivalent) per share used as a practical expedient. The valuations obtained from brokers and third-party commercial pricing services are non-binding. These valuations are reviewed on a monthly or quarterly basis (dependent on the type of fund or product).  Procedures include, but are not limited to, a review of underlying fund investor reports, review of top and worst performing funds requiring further scrutiny, review of variance from prior periods and review of variance from benchmarks, where applicable.  In addition, the Company considers both macro and fund specific events which may impact the latest NAV supplied and determines if further adjustment of value should be made. Such changes, if any, are subject to senior management review.

When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3. Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

Cash and Cash Equivalents

The carrying amounts for cash reflect the assets’ fair values. The fair value for cash equivalents is determined based on quoted market prices. These assets are classified as Level 1.

VIEs - CLO Entities

Corporate loans - Corporate loan investments, which comprise the majority of consolidated CLO portfolio collateral, are senior secured corporate loans from a variety of industries, including, but not limited to, the aerospace and defense, broadcasting, technology, utilities, household products, healthcare, oil and gas and finance industries. Corporate loans mature at various dates between 2013 and 2022, pay interest at LIBOR or PRIME plus a spread of up to 10.0% and typically range in credit rating categories from A+ down to unrated. As of December 31, 2012 and 2011, the unpaid principal balance exceeded the fair value of the corporate loans by approximately $26.9 and $109.0, respectively. Less than 1% of the collateral assets are in default as of December 31, 2012 and 2011.

The fair values for corporate loans are determined using independent commercial pricing services. Fair value measurement based on pricing services may be classified in Level 2 or Level 3 depending on the type, complexity, observability and liquidity of the asset being measured. The inputs used by independent commercial pricing services, such as benchmark yields and credit risk adjustments, are those that are derived principally from or corroborated by observable market data. Hence, the fair value measurement of corporate loans priced by independent pricing service providers is classified within Level 2 of the fair value hierarchy.

CLO notes - The CLO notes are backed by a diversified loan portfolio consisting primarily of senior secured floating rate leveraged loans. Repayment risk is segmented into tranches with credit ratings of these tranches reflecting both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it. The most subordinated tranche bears the first loss and receives the residual payments, if any.  The interest rates are generally variable rates based on LIBOR plus a pre-defined spread, which varies from 0.22% for the more senior tranches to 7.00% for the more subordinated tranches. CLO notes mature at various dates between 2020 and 2023 and have a weighted average maturity of 9.1 years. The outstanding balance on the notes issued by consolidated CLOs exceeds their fair value by approximately $99.6 and $275.0 as of December 31, 2012 and 2011, respectively. The investors in this debt are not affiliated with the Company and have no recourse to the general credit of the Company for this debt.

The fair value of the CLO notes is determined using an income approach based on present value techniques and option-pricing models (which incorporate present value techniques), driven by cash flows expected to be received from the portfolio of underlying assets. The most significant inputs include the constant annual default rate, recovery rate, recovery lag, constant annual prepayment rate, reinvestment price and spread, reinvestment of principal proceeds, call date, call price and discount rate, which are determined primarily based on the nature of the investments in the underlying collateral pool and cannot be corroborated by observable market data. Accordingly, CLO notes are classified within Level 3 of the fair value hierarchy.

To evaluate the reliability of the option-pricing models, the Company obtains broker-dealer pricing information from broker-dealers, which is based on the broker's proprietary pricing models considering the deals in the market of similar quality and tranches of same priority.  The broker-dealer will model the price based on projected cash flows and terminal value, which often incorporate unobservable inputs.  As such, the prices are not considered official marks for CLO tranches.

In determining the fair value of subordinated tranches in which the Company retains ownership interest, similar assumptions as noted above are used to project future cash flows and determine the fair value of the CLO notes. In the event that the Company's modeled prices differ significantly from the observed market transactions, the Company reviews its assumptions and may adjust the fair value of such subordinated and equity classes if necessary.

The following table shows significant unobservable inputs used in the fair value measurement of Level 3 assets and liabilities as of December 31, 2012:

	Assets and Liabilities	Fair Value	Valuation Technique	Unobservable Inputs	Estimate
2012
	CLO Notes	$3,829.4	Discounted Cash Flow	Default Rate	2.0%
				Recovery Rate	70.0%
				Prepayment Rate	20.0%
				Discount Margin	136 bps to 900 bps

The following narrative indicates the sensitivity of inputs:

•
Default Rate: An increase (decrease) in the expected default rate would likely increase (decrease) the discount margin (increase risk premium) used to value the CLO notes and, as a result, would potentially decrease the value of the CLO notes; however, if an increase in the expected default rates does not have a subsequent change in the discount margin used to value the CLO notes, then an increase in default rate would potentially increase the value of the CLO notes as the expected weighted average life ("WAL") of the CLO notes would decrease.

•	Recovery rate: A decrease (increase) in the expected recovery of defaulted assets would potentially decrease (increase) the valuation of CLO notes.

•	Prepayment Rate: A decrease (increase) in the expected rate of collateral prepayments would potentially decrease (increase) the valuation of CLO notes as the expected WAL would increase.

•	Discount Margin (spread over LIBOR): An increase (decrease) in the discount margin used to value the CLO notes would decrease (increase) the value of the CLO notes.

VOEs - Private Equity Funds and Single Strategy Hedge Funds

Limited partnerships, at fair value, primarily represent the Company's investments in private equity funds and single strategy hedge funds. The fair value for these investments is estimated based on the NAV from the latest financial statements of these funds, provided by the fund's investment manager or third-party administrator. Investments in these funds typically may not be fully redeemed at NAV within 90 days because of inherent restrictions on near-term redemptions. Therefore, these investments are classified within Level 3 of the fair value hierarchy.

These consolidated investments are mostly private equity funds spread across 34 limited partnerships that focus on the primary or secondary market. The limited partnerships invest in private equity funds and, at times, make strategic co-investments directly into private equity companies, including, but not limited to, buyout, venture capital, distressed and mezzanine.

Private Equity Funds
As prescribed in ASC Topic 820, the unit of account for these investments is the interest in the investee fund.  The Company owns an undivided interest in the fund portfolio and does not have the ability to dispose of individual assets and liabilities in the fund portfolio. Rather, the Company would be required to redeem or dispose of its entire interest in the investee fund. There is no current active market for interests in underlying private equity funds.

Valuation is generally based on the valuations provided by the fund's general partner or investment manager. The valuations typically reflect the fair value of the Company's capital account balance of each fund investment, including unrealized capital gains (losses), as reported in the financial statements of the respective investee fund as of the respective year end or the latest available date. In circumstances where fair values are not provided, the Company seeks to determine the fair value of fund investments based upon other information provided by the fund's general partner or investment manager or from other sources.

The fair value of securities received in-kind from fund investments is determined based on the restrictions around the securities.

•	Unrestricted, publicly traded securities are valued at the closing public market price on the reporting date;

•	Restricted, publicly traded securities may be valued at a discount from the closing public market price on the reporting date, depending on the circumstances; and

•
Privately held securities are valued by the directors/general partner of the investee fund, based on a variety of factors, including the price of recent transactions in the company's securities and the company's earnings, revenue and book value.

As of December 31, 2012, certain private equity funds maintained revolving lines of credit of $325.3, which renew annually and bear interest at LIBOR/EURIBOR plus 235-250 bps.  As of December 31, 2011, a private equity fund maintained a revolving line of credit of $200.0, which renews annually and  bears interest at LIBOR/EURIBOR plus 250 bps.   The lines of credit are used for funding transactions before capital is called from investors, as well as for the financing of certain purchases.  The private equity funds generally may borrow an amount that does not exceed the lessor of a certain percentage of the funds' undrawn commitments or undrawn commitments plus 350% asset coverage from the invested assets of the funds.  As of December 31, 2012 and 2011, outstanding borrowings amounted to $288.4 and $195.5, respectively. The borrowings are reflected in Liabilities related to consolidated investment entities - other liabilities on the Consolidated Balance Sheets. The borrowings are carried at an amount equal to the unpaid principal balance.

Private Equity Companies
In the case of direct investments or co-investments in private equity companies, the Company initially recognizes investments at cost and subsequently adjusts investments to fair value. On a quarterly basis, the Company reviews the general partner or lead investor's valuation of the investee company, taking into account other available information, such as indications of a market value through subsequent issues of capital or transactions between third-parties, performance of the investee company during the period and public, comparable companies analysis, where appropriate.

The fair value hierarchy levels of consolidated investment entities as of December 31, 2012 are presented in the table below:

	2012
	Level 1	Level 2	Level 3	Fair Value Measurements
Assets
VIEs - CLO entities:
Cash and cash equivalents	$360.6	$—	$—	$360.6
Corporate loans, at fair value using the fair value option	—	3,559.3	—	3,559.3
VOEs - Private equity funds and single strategy hedge funds:
Cash and cash equivalents	80.2	—	—	80.2
Limited partnerships/corporations, at fair value	—	—	2,931.2	2,931.2
Total assets, at fair value	$440.8	$3,559.3	$2,931.2	$6,931.3
Liabilities
VIEs - CLO entities:
CLO notes, at fair value using the fair value option	$—	$—	$3,829.4	$3,829.4
Total liabilities, at fair value	$—	$—	$3,829.4	$3,829.4

The fair value hierarchy levels of consolidated investment entities as of December 31, 2011 are presented in the table below:

	2011
	Level 1	Level 2	Level 3	Fair Value Measurements
Assets
VIEs - CLO entities:
Cash and cash equivalents	$98.3	$—	$—	$98.3
Corporate loans, at fair value using the fair value option	—	2,162.9	—	2,162.9
VOEs - Private equity funds and single strategy hedge funds:
Cash and cash equivalents	38.7	—	—	38.7
Limited partnerships/corporations, at fair value	—	—	2,860.3	2,860.3
Total assets, at fair value	$137.0	$2,162.9	$2,860.3	$5,160.2
Liabilities
VIEs - CLO entities:
CLO notes, at fair value using the fair value option	$—	$—	$2,057.1	$2,057.1
Total liabilities, at fair value	$—	$—	$2,057.1	$2,057.1

Level 3 assets primarily include investments in private equity funds and single strategy hedge funds held by the consolidated VOEs, while the Level 3 liabilities consist of CLO notes. Transfers of investments out of Level 3 and into Level 2 or Level 1, if any, are recorded as of the beginning of the period in which the transfer occurred. During the years ended December 31, 2012 and 2011, there were no transfers in or out of Level 3, or transfers between Level 1 and Level 2.

The reconciliation of the beginning and ending fair value measurements for Level 3 assets and liabilities using significant unobservable inputs for the year ended December 31, 2012:

	2012
	Beginning Balance January 1	Purchases	Sales	Gains (Losses) Included in the Consolidated Statement of Operations	Ending Balance December 31
Assets
VOEs - Private equity funds and single strategy hedge funds:
Limited partnerships/corporations, at fair value	$2,860.3	$389.8	$(601.1)	$282.2	$2,931.2
Total assets, at fair value	$2,860.3	$389.8	$(601.1)	$282.2	$2,931.2
Liabilities
VIEs - CLO entities:
CLO notes, at fair value using the fair value option	$(2,057.1)	$(1,603.6)	$4.4	$(173.1)	$(3,829.4)
Total liabilities, at fair value	$(2,057.1)	$(1,603.6)	$4.4	$(173.1)	$(3,829.4)

The reconciliation of the beginning and ending fair value measurements for Level 3 assets and liabilities using significant unobservable inputs for the year ended December 31, 2011 is presented in the table below:

	2011
	Beginning Balance January 1	Deconsolidation	Purchases	Sales	Gains (Losses) Included in the Consolidated Statement of Operations	Ending Balance December 31
Assets
VOEs - Private equity funds and single strategy hedge funds:
Limited partnerships/corporations, at fair value	$2,255.3	$(27.1)	$1,630.8	$(1,459.5)	$460.8	$2,860.3
Total assets, at fair value	$2,255.3	$(27.1)	$1,630.8	$(1,459.5)	$460.8	$2,860.3
Liabilities
VIEs - CLO entities:
CLO notes, at fair value using the fair value option	$(1,627.6)	$—	$(404.0)	$1.0	$(26.5)	$(2,057.1)
Total liabilities, at fair value	$(1,627.6)	$—	$(404.0)	$1.0	$(26.5)	$(2,057.1)

Deconsolidation of Certain Investment Entities

During the year ended December 31, 2012 the Company did not deconsolidate any investment entities.

During the year ended December 31, 2011, the Company deconsolidated one investment fund because the fund started the liquidation process and began to make capital distributions to its partners in the last quarter of 2011. The Company owned the entire investment fund prior to deconsolidation. The Company did not have any outstanding capital commitments to this fund as of the deconsolidation date. This fund has closed and therefore, the Company no longer has any involvement.

Nonconsolidated VIEs

CLO Entities

In addition to the consolidated CLO entities, the Company also holds variable interest in certain CLO entities which are not consolidated as it has been determined that the Company is not the primary beneficiary. With these CLO entities, the Company serves as the investment manager and receives investment management fees and contingent performance fees. Generally, the Company does not hold any interest in the nonconsolidated CLO entities. The Company has never provided, and is not obligated to provide, any financial or other support to these entities.

The Company will review its assumptions on a periodic basis to determine if conditions have changed such that the projection of these contingent fees becomes significant enough to reconsider the Company's consolidation status as variable interest holder. As of December 31, 2012 and 2011, the Company did not hold any ownership interests in these unconsolidated CLOs.

The following table presents the December 31, 2012 and 2011 carrying amounts of total assets and liabilities of the VIEs in which the Company has concluded that it holds a variable interest, but is not the primary beneficiary. The Company determines its maximum exposure to loss to be: (i) the amount invested in the debt or equity of the VIE and (ii) other commitments and guarantees to the VIE.

	2012	2011
Carrying amount	$—	$—
Maximum exposure to loss	—	—
Assets of nonconsolidated investment entities	1,792.2	1,773.0
Liabilities of nonconsolidated investment entities	1,772.9	1,777.1

Investment Funds

The Company manages or holds investments in certain private equity funds and single strategy hedge funds. With these entities, the Company serves as the investment manager and is entitled to receive investment management fees and contingent performance fees that are generally expected to be insignificant. Although the Company has the power to direct the activities that significantly impact the economic performance of the funds, it does not hold a significant variable interest in any of these funds and, as such, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Accordingly, the Company is not considered the primary beneficiary and did not consolidate any of these investment funds.

In addition, the Company does not consolidate the funds, in which its involvement takes a form of a limited partner interest and is restricted to a role of a passive investor, as a limited partner's interest does not provide the Company with any substantive kick-out or participating rights, which would overcome the presumption of control by the general partner.

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer, or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Fair Value Measurements note to these Consolidated Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS which are accounted for under the FVO whose change in fair value is reflected in Other net realized gains (losses) in the Consolidated Statements of Operations. The Company’s maximum exposure to loss on these structured investments is limited to the amount of its investment. Refer to the Investments (excluding Consolidated Investment Entities) note of these Consolidated Financial Statements for details regarding the carrying amounts and classifications of these assets.